REVENUE - Disaggregation of Revenue (Details) - CAD CAD in Millions	3 Months Ended			12 Months Ended
	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2017		Dec. 31, 2016
Disclosure of disaggregation of revenue from contracts with customers [line items]
Oil and gas sales	CAD 125.1	CAD 197.9	CAD 219.9	CAD 673.4	[1]	CAD 566.2
Produced petroleum revenue
Disclosure of disaggregation of revenue from contracts with customers [line items]
Oil and gas sales				486.4
Light oil
Disclosure of disaggregation of revenue from contracts with customers [line items]
Oil and gas sales				149.3
Bitumen
Disclosure of disaggregation of revenue from contracts with customers [line items]
Oil and gas sales				181.6
Natural gas liquids
Disclosure of disaggregation of revenue from contracts with customers [line items]
Oil and gas sales				56.7
Natural gas
Disclosure of disaggregation of revenue from contracts with customers [line items]
Oil and gas sales				98.8
Diluent
Disclosure of disaggregation of revenue from contracts with customers [line items]
Oil and gas sales				147.2
Processing income
Disclosure of disaggregation of revenue from contracts with customers [line items]
Oil and gas sales				19.1
Other revenue
Disclosure of disaggregation of revenue from contracts with customers [line items]
Oil and gas sales				CAD 20.7

[1]	See Notes 2 and 14.